Provisions (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Judicial deposits outstanding	$ 20,287	$ 16,753
Estimate of financial effect of contingent liability	478,329	$ 349,322
Income Tax Over Transfers Of Shares In Peru [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	84,050
Compensation For Exploration For Mineral Resources [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	12,927
Indirect Taxes On Sales [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	4,272
Indemnity Lawsuits Alleging Property Damage Contingent Civil Liabilities [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	12,823
Alleged Pollution Of Sao Francisco River Contingent Environmental Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	$ 85,399